Condensed Statements of Operations and Comprehensive Loss of Parent Company (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Revenues		¥ 400,259	$ 57,649	¥ 234,839	¥ 124,520
Cost of Revenues	[1]	(53,487)	(7,704)	(35,237)	(21,143)
Gross Profit		346,772	49,945	199,602	103,377
Operating expenses:
Sales and marketing expenses	[1]	(145,484)	(20,954)	(84,548)	(46,880)
Research and development expenses	[1]	(154,241)	(22,215)	(100,186)	(38,137)
General and administrative expenses	[1]	(83,797)	(12,069)	(60,540)	(54,931)
Total operating expenses	[1]	(383,522)	(55,238)	(245,274)	(139,948)
Loss from operations		(36,750)	(5,293)	(45,672)	(36,571)
Net loss		(67,746)	(9,757)	(48,835)	(37,260)
Accretions to preferred shares redemption value		(16,725)	(2,409)	(19,707)	(9,480)
Cumulative dividend to preferred shareholders		(12,978)	(1,869)	(16,642)	(16,327)
Net loss attributable to Gridsum's ordinary shareholders		(97,396)	(14,027)	(85,168)	(63,067)
Comprehensive loss		(59,520)	(8,572)	(68,191)	(39,266)
Gridsum Holding Inc.
Condensed Income Statements, Captions [Line Items]
Revenues		0	0	0	0
Cost of Revenues		0	0	0	0
Gross Profit		0	0	0	0
Operating expenses:
Sales and marketing expenses		0	0	0	0
Research and development expenses		0	0	0	0
General and administrative expenses		(822)	(118)	(565)	(198)
Total operating expenses		(822)	(118)	(565)	(198)
Loss from operations		(822)	(118)	(565)	(198)
Loss from subsidiaries and VIEs		(66,871)	(9,631)	(48,254)	(37,062)
Net loss		(67,693)	(9,749)	(48,819)	(37,260)
Accretions to preferred shares redemption value		(16,725)	(2,409)	(19,707)	(9,480)
Cumulative dividend to preferred shareholders		(12,978)	(1,869)	(16,642)	(16,327)
Net loss attributable to Gridsum's ordinary shareholders		(97,396)	(14,027)	(85,168)	(63,067)
Comprehensive loss		¥ (59,573)	$ (8,580)	¥ (68,207)	¥ (39,266)

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: Cost of revenues 71 335 319 46 Sales and marketing expenses 370 1,651 2,252 324 Research and development expenses 449 3,347 3,955 570 General and administrative expenses 2,992 3,473 4,103 591